Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and June 30, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2023
	Level 1	Level 2	Level 3
	(Unaudited)

Warrants Liability – Public Warrants	$2,620	$-	$-
Warrant Liability – Private Warrants	-	-	977

Total	$2,620	$-	$977

	June 30, 2024
	Level 1	Level 2	Level 3
	(Unaudited)

Warrants Liability – Public Warrants	$3,102	$-	$-
Warrant Liability – Private Warrants	-	-	953

Total	$3,102	$-	$953

Schedule of Change in Fair Value of Warrants Liability	The change in the fair value of the Level 3 warrants liability is summarized below:
June 30, 2024
Unaudited

Beginning of period	$977
Change in fair value	(24)

End of period	$953